Share-based Compensation - Restricted share units issued by Xieli to employees of Xieli in relation to 36Kr Business (Details) - Restricted share units - CNY (¥) ¥ in Thousands				12 Months Ended
	May 01, 2015	Jan. 01, 2015	Jan. 01, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Shares granted (in shares)						7,772,731
Xieli | 2014 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Total share based compensation expenses				¥ 0
Xieli | Employees | 2014 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares granted (in shares)	762,514	1,397,800	1,458,378
Total share based compensation expenses					¥ 20	¥ 30
Xieli | Employees | 2014 Incentive Plan | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period							3 years
Vesting rights (as a percent)							0.33%
Xieli | Employees | 2014 Incentive Plan | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period							4 years
Vesting rights (as a percent)							0.25%